Risk - Changes in liabilities arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk
Beginning balance	R$ 1,874,445	R$ 346,339	R$ 124,418
Cash flows	(121,056)	1,429,185	173,250
Other	260,345	98,921	48,671
Ending balance	2,013,734	1,874,445	346,339
Leases
Risk
Beginning balance	43,118	35,220	25,857
Cash flows	(25,476)	(19,023)	(10,610)
Other	59,263	26,921	19,973
Ending balance	76,905	43,118	35,220
Loans and financing
Risk
Beginning balance	1,831,327	311,119	98,561
Cash flows	(95,580)	1,448,208	183,860
Other	201,082	72,000	28,698
Ending balance	R$ 1,936,829	R$ 1,831,327	R$ 311,119